Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 LetterOfCredit	Dec. 31, 2011	Dec. 31, 2010	Jan. 30, 2013 Term Loan Facility [Member]	Dec. 31, 2012 Maximum [Member]
Contingencies And Commitments [Line Items]
Operating leases, years until expiration					10 years
Rent expense	$ 62,800,000	$ 57,600,000	$ 52,100,000
Accumulated Interest on senior notes	87,800,000
Future minimum payments remainder of 2013	2,036,000			7,900,000
Future minimum payments in 2014	4,500,000			7,900,000
Future minimum payments in 2015	342,125,000			7,900,000
Future minimum payments in 2016	850,000			7,900,000
Future minimum payments in 2017	80,963,000			7,900,000
Future minimum payments due thereafter	410,000,000			750,500,000
Total future principal payments	840,474,000			790,000,000
Number of letters of credit outstanding	18
Letters of credit, amount guaranteed	$ 800,000